Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
Schedule of Stock Option Activity

InflaRx GmbH granted options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:

Number of share options	2025	2024
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	148,433	148,433
thereof vested / exercisable	148,433	148,433
Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:
Number of share options	2025	2024
Outstanding as of January 1,	888,632	888,632
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	888,632	888,632
thereof vested / exercisable	888,632	888,632

InflaRx also granted share options under the 2017 Long-Term Incentive Plan, or 2017 LTIP, subsequently to its IPO in November 2017. Certain stock options granted between 2017 and 2020 were issued with an eight-year option term and during the three months ended March 31, 2025, were extended to an option term of ten years. The total number of share options granted during the six months ended June 30, 2025 under the 2017 LTIP was as follows:

Number of share options	2025	2024
Outstanding as of January 1,	8,905,446	6,584,946
Granted during the six months ended June 30,	2,452,000	2,275,000
Exercised during the six months ended June 30,	—	—
Forfeited during the six months ended June 30,	(110,500)	(7,000)
Outstanding as of June 30,	11,246,946	8,852,946
thereof vested / exercisable	9,375,196	6,588,696

Schedule of Fair Value Options Granted

The key information and assumptions related to share options granted during the six months ended June 30, 2025 under the 2017 LTIP were as follows:

Share options granted 2025	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)

January 03	2,452,000	$1.86	0.971	€1.81	$2.41	0.97	5.5	0.04435
	2,452,000